Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 248	$ 389
Seadrill Partners | Seadrill Partners - Direct ownership investments
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	0	122
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	103	98
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	121	123
SeaMex
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	0	22
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	22	24
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 2	$ 0